SUBSEQUENT EVENTS (Details Textual) - USD ($)	Apr. 19, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorised		51,000,000	5,000,000
Subsequent events [Member] | Direct offering [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares authorised	770,299
Issue price per share	$ 1.56
Expected proceeds from issuing shares	$ 1.2